Accounts Receivable (Details 1) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Beginning balance	¥ (250,514)	$ (38,673)	¥ (286,997)	¥ (287,351)
Additions	(414,759)	(64,028)	(228,835)	(20,063)
Reversal of allowance for doubtful accounts	10,414	1,608	59,464	16,998
Write-off of accounts receivable	127,524	19,687	205,854	3,419
Ending balance	¥ (527,335)	$ (81,406)	¥ (250,514)	¥ (286,997)